CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (3,766)	$ (5,425)	$ (6,870)
Adjustments to reconcile net loss to net cash from operating activities:
Provision for loan losses	1,129	3,375	8,468
Provision for losses on foreclosed assets	962	1,139
Valuation (gain) loss on mortgage servicing rights	(1)	(3)	1
Depreciation	237	384	508
Amortization, net	673	858	509
Net realized gains on sales of securities	(143)	(353)	(468)
Originations of loans held for sale	(30,461)	(36,035)	(79,506)
Proceeds from sale of loans held for sale	31,342	37,072	80,192
Net gains on sales of loans	(404)	(294)	(866)
Loss on disposal of premises and equipment	4		1
Loss on sale of assets held for sale		2
Gain on sale of foreclosed assets	(338)	(8)
Earnings on bank owned life insurance	(132)	(130)	(126)
Stock-based compensation expense	11	40	7
Change in deferred income taxes (net of change in valuation allowance)			198
Net change in:
Accrued interest receivable and other assets	(215)	(95)	632
Accrued interest payable and other liabilities	142	(46)	367
Net cash from (used by) operating activities	(960)	481	3,047
Cash flows from investing activities
Net increase in interest-bearing deposits in other financial institutions	(742)	(1,984)
Available-for-sale securities:
Sales	2,144	12,219	13,632
Maturities, prepayments and calls	11,497	9,878	7,173
Purchases	(13,447)	(12,473)	(28,599)
Loan originations and payments, net	(4,485)	36,247	18,086
Proceeds from sale of portfolio loans			10,073
Additions to premises and equipment	(24)	(69)	(56)
Proceeds from the sale of assets held for sale		533
Proceeds from the sale of foreclosed assets	1,720	1,000
Proceeds from mortgage insurance on foreclosed assets	73
Net cash from (used by) investing activities	(3,264)	45,351	20,309
Cash flows from financing activities
Net change in deposits	(43,621)	(10,417)	16,230
Net change in short-term borrowings from the FHLB and other debt			(2,065)
Repayments on long-term FHLB advances and other debt	(5,742)	(8,200)	(6,000)
Net change in advances by borrowers for taxes and insurance	82	(54)	52
Cash dividends paid on preferred stock			(271)
Redemption of TARP obligations	(3,000)
Net proceeds from issuance of common stock	20,221
Net cash from (used by) financing activities	(32,060)	(18,671)	7,946
Net change in cash and cash equivalents	(36,284)	27,161	31,302
Beginning cash and cash equivalents	61,436	34,275	2,973
Ending cash and cash equivalents	25,152	61,436	34,275
Supplemental cash flow information:
Interest paid	2,835	3,366	4,152
Income taxes paid			(25)
Supplemental noncash disclosures:
Transfers from loans to repossessed assets	1,754		4,509
Premises and equipment transferred to assets held for sale		167	535
Loans issued to finance the sale of repossessed assets	171
Loans transferred from held for sale to portfolio	$ 109